UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-5125

Dreyfus Variable Investment Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	3/31/2014

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, Appreciation Portfolio
March 31, 2014 (Unaudited)

Common Stocks--102.0%	Shares		Value ($)
Banks--3.9%
JPMorgan Chase & Co.	267,300		16,227,783
Wells Fargo & Co.	120,000		5,968,800
			22,196,583
Capital Goods--1.5%
United Technologies	74,000		8,646,160
Consumer Durables & Apparel--1.9%
Christian Dior	56,100		10,815,357
Consumer Services--2.8%
McDonald's	165,200		16,194,556
Diversified Financials--3.9%
BlackRock	31,000		9,748,880
Franklin Resources	183,000		9,914,940
State Street	40,000		2,782,000
			22,445,820
Energy--17.4%
Chevron	195,900		23,294,469
ConocoPhillips	165,100		11,614,785
EOG Resources	20,000		3,923,400
Exxon Mobil	308,364		30,120,995
Imperial Oil	100,000		4,655,000
Occidental Petroleum	163,100		15,541,799
Phillips 66	92,550		7,131,903
Total, ADR	52,900	a	3,470,240
			99,752,591
Food & Staples Retailing--2.2%
Walgreen	124,300		8,207,529
Whole Foods Market	90,200		4,574,042
			12,781,571
Food, Beverage & Tobacco--21.4%
Altria Group	373,100		13,965,133

Coca-Cola	801,200		30,974,392
Diageo, ADR	25,000	a	3,114,750
Kraft Foods Group	46,666		2,617,963
Mondelez International, Cl. A	160,000		5,528,000
Nestle, ADR	234,400		17,631,568
PepsiCo	132,900		11,097,150
Philip Morris International	392,100		32,101,227
SABMiller	120,000		5,993,759
			123,023,942
Health Care Equipment & Services--1.3%
Abbott Laboratories	191,800		7,386,218
Household & Personal Products--4.5%
Estee Lauder, Cl. A	133,400		8,921,792
Procter & Gamble	212,500		17,127,500
			26,049,292
Insurance--.8%
ACE	45,000		4,457,700
Materials--3.3%
Air Products & Chemicals	5,000		595,200
Freeport-McMoRan Copper & Gold	190,000		6,283,300
Praxair	92,500		12,114,725
			18,993,225
Media--6.7%
Comcast, Cl. A	146,000		7,302,920
McGraw-Hill Financial	71,600		5,463,080
News Corp., Cl. A	51,784	b	891,720
Time Warner Cable	45,000		6,173,100
Twenty-First Century Fox, Cl. A	283,136		9,051,858
Walt Disney	120,000		9,608,400
			38,491,078
Pharmaceuticals, Biotech & Life Sciences--11.1%
AbbVie	191,800		9,858,520
Gilead Sciences	13,000	b	921,180
Johnson & Johnson	192,900		18,948,567
Novartis, ADR	85,000		7,226,700
Novo Nordisk, ADR	281,500		12,850,475
Roche Holding, ADR	371,400		14,009,208

			63,814,650
Retailing--3.5%
Target	160,941		9,738,540
Wal-Mart Stores	134,100		10,249,263
			19,987,803
Semiconductors & Semiconductor Equipment--3.1%
Intel	239,500		6,181,495
Texas Instruments	218,300		10,292,845
Xilinx	20,000		1,085,400
			17,559,740
Software & Services--5.3%
Automatic Data Processing	100,400		7,756,904
International Business Machines	77,000		14,821,730
Oracle	200,000		8,182,000
			30,760,634
Technology Hardware & Equipment--6.1%
Apple	53,100		28,500,894
QUALCOMM	82,800		6,529,608
			35,030,502
Transportation--1.3%
Canadian Pacific Railway	50,000		7,521,500
Total Common Stocks
(cost $285,737,419)			585,908,922

Other Investment--.4%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $2,429,498)	2,429,498	[c]	2,429,498

Investment of Cash Collateral for
Securities Loaned--1.2%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $6,686,747)	6,686,747	[c]	6,686,747

Total Investments (cost $294,853,664)	103.6%	595,025,167
Liabilities, Less Cash and Receivables	(3.6%)	(20,859,899)
Net Assets	100.0%	574,165,268

ADR - American Depository Receipts

a	Security, or portion thereof, on loan. At March 31, 2014, the value of the fund's securities on loan was $6,519,140 and the value of the collateral held by the fund was $6,686,747.
b	Non-income producing security.
c	Investment in affiliated money market mutual fund.

At March 31, 2014, net unrealized appreciation on investments was $300,171,503 of which $303,131,943 related to appreciated investment securities and $2,960,440 related to depreciated investment securities. At March 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Food, Beverage & Tobacco	21.4
Energy	17.4
Pharmaceuticals, Biotech & Life Sciences	11.1
Media	6.7
Technology Hardware & Equipment	6.1
Software & Services	5.3
Household & Personal Products	4.5
Banks	3.9
Diversified Financials	3.9
Retailing	3.5
Materials	3.3
Semiconductors & Semiconductor Equipment	3.1
Consumer Services	2.8
Food & Staples Retailing	2.2
Consumer Durables & Apparel	1.9
Money Market Investments	1.6
Capital Goods	1.5
Health Care Equipment & Services	1.3
Transportation	1.3
Insurance	.8
103.6

†	Based on net assets.

The following is a summary of the inputs used as of March 31, 2014 in valuing the fund's investments:

				Level 3 -
	Level 1 -	Level 2 - Other		Significant
	Unadjusted Quoted	Significant		Unobservable
Assets ($)	Prices	Observable Inputs		Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	498,620,365	-		-	498,620,365
Equity Securities - Foreign Common Stocks+	70,479,441	16,809,116	++	-	87,288,557
Mutual Funds	9,116,245	-		-	9,116,245

+ See Statement of Investments for additional detailed categorizations.
++ Securities classified within Level 2 at period end as the values were determined pursuant to the fund's fair valuation procedures. See note above for additional information.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, Growth And Income Portfolio
March 31, 2014 (Unaudited)

Common Stocks--99.2%	Shares		Value ($)
Automobiles & Components--1.5%
Delphi Automotive	8,980		609,383
General Motors	15,291		526,316
Johnson Controls	5,000		236,600
			1,372,299
Banks--8.3%
Bank of America	61,130		1,051,436
Citigroup	7,380		351,288
Comerica	8,540		442,372
Fifth Third Bancorp	27,680		635,256
JPMorgan Chase & Co.	36,376		2,208,387
PNC Financial Services Group	8,330		724,710
U.S. Bancorp	21,190		908,203
Wells Fargo & Co.	28,840		1,434,502
			7,756,154
Capital Goods--7.6%
Cummins	11,050		1,646,339
Danaher	7,840		588,000
Eaton	6,060		455,227
Fluor	7,910		614,844
General Electric	17,970		465,243
Honeywell International	17,110		1,587,124
Owens Corning	8,070		348,382
PACCAR	6,580		443,755
Precision Castparts	3,630		917,519
			7,066,433
Commercial & Professional Services--.7%
Tyco International	14,530		616,072
Consumer Durables & Apparel--2.4%
Michael Kors Holdings	5,580	a	520,447
NIKE, Cl. B	7,790		575,369
PVH	3,420		426,713
Under Armour, Cl. A	5,790	a	663,766
			2,186,295
Consumer Services--2.0%
Carnival	15,264		577,895
Las Vegas Sands	7,850		634,123
Starbucks	8,580		629,600

			1,841,618
Diversified Financials--8.2%
American Express	7,420		668,023
Ameriprise Financial	8,970		987,328
Berkshire Hathaway, Cl. B	11,330	a	1,415,910
BlackRock	1,680		528,326
Capital One Financial	7,450		574,842
Discover Financial Services	6,160		358,450
Goldman Sachs Group	4,060		665,231
ING US	12,960		470,059
IntercontinentalExchange Group	2,460		486,662
Invesco	9,860		364,820
Morgan Stanley	15,040		468,797

Santander Consumer USA Holdings	11,320		272,586
TD Ameritrade Holding	11,790		400,271
			7,661,305
Energy--8.4%
EOG Resources	3,810		747,408
Exxon Mobil	23,380		2,283,758
National Oilwell Varco	4,920		383,120
Occidental Petroleum	21,730		2,070,652
Phillips 66	7,530		580,262
Schlumberger	14,740		1,437,150
Valero Energy	6,520		346,212
			7,848,562
Exchange-Traded Funds--.7%
iShares Russell 1000 Growth ETF	5,420		469,047
iShares Russell 1000 Value ETF	1,700	b	164,050
			633,097
Food & Staples Retailing--2.7%
Costco Wholesale	5,350		597,488
CVS Caremark	17,640		1,320,530
Whole Foods Market	10,980		556,796
			2,474,814
Food, Beverage & Tobacco--6.5%
Archer-Daniels-Midland	14,610		633,928
Coca-Cola Enterprises	28,070		1,340,623
Mondelez International, Cl. A	14,410		497,866
PepsiCo	20,460		1,708,410
Philip Morris International	22,860		1,871,548
			6,052,375
Health Care Equipment & Services--3.3%
Cardinal Health	15,040		1,052,499
McKesson	6,510		1,149,471
UnitedHealth Group	11,090		909,269
			3,111,239
Insurance--2.2%
Allstate	6,000		339,480
American International Group	8,760		438,088
Hartford Financial Services Group	10,660		375,978
MetLife	17,740		936,672
			2,090,218
Materials--3.9%
Dow Chemical	11,980		582,108
Eastman Chemical	6,120		527,605
Martin Marietta Materials	10,600	b	1,360,510
Praxair	6,320		827,730

Vulcan Materials	4,600		305,670
			3,603,623
Media--5.1%
AMC Networks, Cl. A	3,250	a	237,542
Comcast, Cl. A	13,720		686,274
Omnicom Group	3,790		275,154
Regal Entertainment Group, Cl. A	11,390	b	212,765
Time Warner	5,196		339,455
Twenty-First Century Fox, Cl. A	26,170		836,655
Viacom, Cl. B	11,990		1,019,030
Walt Disney	14,450		1,157,012
			4,763,887

Pharmaceuticals, Biotech & Life Sciences--9.2%
AbbVie	10,950		562,830
Alexion Pharmaceuticals	2,810	a	427,485
Amgen	9,580		1,181,597
Biogen Idec	2,450	a	749,381
Bristol-Myers Squibb	14,330		744,443
Forest Laboratories	4,960	a	457,659
Gilead Sciences	13,270	a	940,312
Illumina	2,980	a	443,007
Merck & Co.	15,990		907,752
Mylan	6,480	a	316,418
Perrigo Company	2,650		409,849
Pfizer	25,340		813,921
Regeneron Pharmaceuticals	1,460	a	438,409
Vertex Pharmaceuticals	3,040	a	214,989
			8,608,052
Retailing--3.6%
Amazon.com	2,940	a	989,369
Dollar General	4,450	a	246,886
Home Depot	10,050		795,257
Kohl's	7,620		432,816
priceline.com	530	a	631,702
Urban Outfitters	8,220	a	299,783
			3,395,813
Semiconductors & Semiconductor Equipment--4.0%
Applied Materials	25,230		515,197
Texas Instruments	40,810		1,924,192
Xilinx	23,070		1,252,009
			3,691,398
Software & Services--12.4%
Accenture, Cl. A	16,800		1,339,296
Adobe Systems	7,080	a	465,439
Cognizant Technology Solutions,
Cl. A	13,130	a	664,509
Facebook, Cl. A	14,600	a	879,504
Google, Cl. A	1,690	a	1,883,522
Intuit	8,560		665,369
LinkedIn, Cl. A	2,130	a	393,922
MasterCard, Cl. A	8,490		634,203
Microsoft	61,430		2,518,016
salesforce.com	9,890	a	564,620
ServiceNow	5,630	a	337,350
Twitter	4,908	b	229,056
Visa, Cl. A	4,370		943,308

			11,518,114
Technology Hardware & Equipment--3.9%
Cisco Systems	52,660		1,180,111
EMC	46,500		1,274,565
Juniper Networks	24,020	a	618,755
QUALCOMM	3,060		241,312
Western Digital	3,860		354,425
			3,669,168
Telecommunication Services--.6%
Windstream Holdings	67,770	b	558,425
Transportation--1.1%
Delta Air Lines	13,150		455,648
FedEx	4,000		530,240
			985,888

Utilities--.9%
NextEra Energy	2,590	247,656
NRG Energy	10,510	334,218
NRG Yield, Cl. A	6,573	259,831
		841,705
Total Common Stocks
(cost $71,059,239)		92,346,554

Other Investment--.9%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $813,938)	813,938 [c]	813,938
Investment of Cash Collateral for
Securities Loaned--2.6%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $2,441,450)	2,441,450 [c]	2,441,450
Total Investments (cost $74,314,627)	102.7%	95,601,942
Liabilities, Less Cash and Receivables	(2.7%)	(2,487,058)
Net Assets	100.0%	93,114,884

ETF--Exchange-Traded Fund

a Non-income producing security.
b Security, or portion thereof, on loan. At March 31, 2014, the value of the fund's securities on loan was $2,501,845 and the value of the collateral held by the fund was $2,540,412, consisting of cash collateral of $2,441,450 and U.S. Government &
Agency securities valued at $98,962.
c Investment in affiliated money market mutual fund.

At March 31, 2014, net unrealized appreciation on investments was $21,287,315 of which $21,675,421 related to appreciated investment securities and $388,106 related to depreciated investment securities. At March 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Software & Services	12.4
Pharmaceuticals, Biotech & Life Sciences	9.2
Energy	8.4
Banks	8.3
Diversified Financials	8.2
Capital Goods	7.6
Food, Beverage & Tobacco	6.5

Media	5.1
Semiconductors & Semiconductor Equipment	4.0
Materials	3.9
Technology Hardware & Equipment	3.9
Retailing	3.6
Money Market Investments	3.5
Health Care Equipment & Services	3.3
Food & Staples Retailing	2.7
Consumer Durables & Apparel	2.4
Insurance	2.2
Consumer Services	2.0
Automobiles & Components	1.5
Transportation	1.1
Utilities	.9
Commercial & Professional Services	.7
Exchange-Traded Funds	.7
Telecommunication Services	.6
102.7

†	Based on net assets.

The following is a summary of the inputs used as of March 31, 2014 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	91,193,010	-	-	91,193,010
Equity Securities - Foreign Common Stocks+	520,447	-	-	520,447
Exchange-Traded Funds	633,097	-	-	633,097
Mutual Funds	3,255,388	-	-	3,255,388

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, International Equity Portfolio
March 31, 2014 (Unaudited)

Common Stocks--96.7%	Shares		Value ($)
Australia--1.0%
Dexus Property Group	453,633		446,018

Belgium--1.0%
Anheuser-Busch InBev	4,211		442,617

Brazil--.4%
International Meal Company Holdings	24,368	a	184,935

China--.9%
Sun Art Retail Group	298,000		374,641

Finland--1.0%
Nokia	57,159	a	420,851

France--6.7%
Air Liquide	5,446		738,702
Sanofi	7,952		830,989
Total	19,603		1,287,531
			2,857,222
Germany--8.8%
Bayer	5,713		772,611
Brenntag	3,206		595,351
Deutsche Bank	7,340		328,325
Gerry Weber International	11,144		551,474
LEG Immobilien	13,015	a	854,114
SAP	8,100		655,648
			3,757,523
Hong Kong--4.8%
AIA Group	129,000		612,898
Belle International Holdings	281,000		280,381
Jardine Matheson Holdings	10,000		634,404

Man Wah Holdings	301,600	510,698
		2,038,381
Israel--1.1%
Bank Hapoalim	82,325	469,712

Japan--25.8%
Don Quijote Holdings	14,600	753,041
FANUC	3,000	528,218
Japan Airlines	8,668	426,116
Japan Display	22,300	155,775
Japan Tobacco	17,000	533,057
Lawson	8,300	586,685
LIXIL Group	23,600	649,682
M3	29,800	488,642
Makita	10,400	574,231
Mitsubishi UFJ Financial Group	117,900	646,760
NGK Spark Plug	25,000	560,685
Nissan Motor	58,600	521,534
Nomura Holdings	114,600	733,874
Sawai Pharmaceutical	6,800	416,459
Sugi Holdings	18,500	824,182
Suntory Beverage & Food	16,100	554,125
Tokyo Electron	7,100	435,907
TOPCON	39,300	642,590
Toyota Motor	18,600	1,046,785
		11,078,348
Mexico--1.4%
Grupo Financiero Santander Mexico, Cl. B, ADR	49,468	607,962

Netherlands--3.4%
Reed Elsevier	24,585	532,016
Wolters Kluwer	32,302	912,364
		1,444,380
Norway--2.0%
DNB	48,662	846,841

Philippines--2.5%
Energy Development	4,449,400	562,500

LT Group	1,308,400		508,842
			1,071,342
Sweden--1.3%
TeliaSonera	76,484		577,296

Switzerland--14.2%
Actelion	4,787	a	453,905
Credit Suisse Group	23,358	a	756,376
Nestle	15,837		1,193,300
Novartis	13,171		1,118,684
Roche Holding	3,966		1,192,126
Swisscom	760		466,694
Zurich Insurance Group	2,961	a	909,919
			6,091,004
United Kingdom--20.4%
Associated British Foods	10,802		500,911
Barclays	187,229		730,306
British American Tobacco	8,797		489,761
Centrica	135,165		744,330
GlaxoSmithKline	33,174		883,738
Imagination Technologies Group	43,641	a	147,717
Merlin Entertainments	69,092	b	434,450
Prudential	55,126		1,167,792
Royal Dutch Shell, Cl. B	31,668		1,235,467
SSE	23,793		583,404
Vodafone Group	305,162		1,123,465
Wolseley	12,529		714,430
			8,755,771
United States--.0%
Verizon Communications	1		48
Total Common Stocks
(cost $35,353,654)			41,464,892

Other Investment--2.7%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $1,136,000)	1,136,000	[c]	1,136,000
Total Investments (cost $36,489,654)	99.4%		42,600,892

Cash and Receivables (Net)	.6%	260,816
Net Assets	100.0%	42,861,708

ADR - American Depository Receipts

a Non-income producing security.
b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, this security was valued at $434,450 or 1.0% of net assets.
c Investment in affiliated money market mutual fund.

At March 31, 2014, net unrealized appreciation on investments was $6,111,238 of which $7,704,489 related to appreciated investment and $1,593,251 related to depreciated investment securities. At March 31, 2014, the cost of investments for federal lncome tax purposes substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Financial	21.3
Consumer Goods	19.3
Consumer Services	12.9
Health Care	12.9
Industrial	5.9
Telecommunications	6.0
Oil & Gas	5.9
Basic Materials	4.9
Utilities	4.4
Technology	3.2
Money Market Investment	2.7
99.4

†	Based on net assets.

The following is a summary of the inputs used as of March 31, 2014 in valuing the fund's investments:

		Other		Level 3 -
	Level 1 -	Significant		Significant
	Unadjusted	Observable		Unobservable
Assets ($)	Quoted Prices	Inputs		Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	-	48	++	-	48
Equity Securities - Foreign Common Stocks+	607,962	40,856,882	++	-	41,464,844
Mutual Funds	1,136,000	-		-	1,136,000
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts+++	-	70,361		-	70,361
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts+++	-	(33,343)		-	(33,343)

+ See Statement of Investments for additional detailed categorizations.
++ Securities classified as Level 2 at period end as the values were determined pursuant to the fund's fair valuation procedures.
+++ Amount shown represents unrealized appreciation (depreciation) at period end.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
March 31, 2014 (Unaudited)

	Foreign				Unrealized
Forward Foreign Currency	Currency				Appreciation
Exchange Contracts	Amounts	Cost ($)		Value ($)	(Depreciation) ($)
Purchases:

Japanese Yen,
Expiring:
5/15/2014 [a]	86,413,000	937,887	AUD	867,098	(29,680)
5/15/2014 [b]	41,052,000	2,571,539	SEK	397,030	800
6/13/2014 [c]	43,518,000	308,800	EUR	425,371	(3,580)

Sales:		Proceeds ($)

British Pound,
Expiring
4/1/2014 [b]	15,065	25,033	USD	25,116	(83)

Japanese Yen,
Expiring:
5/15/2014 [c]	41,052,000	2,658,879	SEK	397,830	12,685
5/15/2014 [d]	86,413,000	963,399	AUD	837,418	53,266
6/13/2014 [a]	43,518,000	308,822	EUR	421,791	3,610

Gross Unrealized Appreciation					70,361
Gross Unrealized Depreciation					(33,343)

AUD--Australian Dollar
EUR--Euro
SEK--Swedish Krona
USD--U.S. Dollar

Counterparties:
a	Barclays Bank
b	Royal Bank of Scotland
c	JP Morgan Chase Bank
d	UBS

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at period end is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, International Value Portfolio
March 31, 2014 (Unaudited)

Common Stocks--96.4%	Shares		Value ($)
Australia--2.8%
Australia & New Zealand Banking Group	18,161		558,146
Metcash	183,358		445,542
QBE Insurance Group	81,643		971,364
			1,975,052
Austria--.7%
Erste Group Bank	14,180		485,378
Belgium--.7%
bpost	20,990		470,861
Brazil--1.4%
Banco Santander Brasil, ADS	91,420		509,209
Petroleo Brasileiro, ADR	35,600		468,140
			977,349
China--2.0%
Beijing Capital International Airport, Cl. H	452,000		310,077
CNOOC	288,000		435,351
FIH Mobile	520,000	a	286,934
Guangzhou Automobile Group, Cl. H	370,000		390,131
			1,422,493
Denmark--.7%
Carlsberg, Cl. B	5,030		501,244
France--12.4%
Alstom	22,900		626,302
BNP Paribas	7,740		598,354
Bouygues	11,450		478,560
Carrefour	21,873		847,605
Cie de St-Gobain	7,192		435,428
Danone	8,360		591,332
Electricite de France	11,208		443,858
Eutelsat Communications	14,120		479,889
GDF Suez	34,538		946,416
Sanofi	16,937		1,769,926

Total	22,400		1,471,238
			8,688,908
Germany--8.1%
Aixtron	32,930	a	538,323
Daimler	9,864		932,202
Deutsche Bank	26,680		1,193,422
Deutsche Telekom	14,990		242,460
E.ON	23,590		461,120
LANXESS	6,050		456,405
Muenchener Rueckversicherungs	2,310		504,661
Siemens	10,080		1,356,553
			5,685,146
Hong Kong--3.0%
BOC Hong Kong Holdings	159,500		455,366
COSCO Pacific	319,530		409,925
Esprit Holdings	326,685		543,317
Pacific Basin Shipping	335,000		214,750
Yue Yuen Industrial Holdings	153,500		500,830
			2,124,188
India--1.5%
Reliance Industries, GDR	19,330	b	599,751
State Bank of India, GDR	6,790		432,479
			1,032,230
Ireland--.6%
CRH	15,297		428,000
Israel--1.2%
Teva Pharmaceutical Industries, ADR	15,550		821,662
Italy--3.2%
Assicurazioni Generali	32,940		735,078
Finmeccanica	44,426	a	440,071
Saras	234,010	a	408,712
Telecom Italia	564,800		666,801
			2,250,662
Japan--19.3%
Aisin Seiki	15,600		561,885
Ajinomoto	24,000		343,800
Credit Saison	26,600		528,277
East Japan Railway	7,800		574,272

Fujitsu	73,000		440,657
Honda Motor	26,800		942,313
INPEX	55,400		717,486
Matsumotokiyoshi Holdings	11,530		366,540
Mitsubishi UFJ Financial Group	258,400		1,417,497
Nippon Express	151,930		742,385
Nippon Shokubai	69,000		813,669
Nippon Telegraph & Telephone	11,400		619,644
Nippon Telegraph & Telephone, ADR	2,780		75,727
Nomura Real Estate Holdings	21,600		411,459
Ricoh	49,700		575,830
Shimamura	6,200		535,775
Shin-Etsu Chemical	9,660		551,326
Sumitomo Electric Industries	39,550		587,585
Sumitomo Mitsui Financial Group	12,500		532,831
Sumitomo Mitsui Trust Holdings	106,240		479,071
Taiyo Nippon Sanso	63,000		494,445
Tokyo Electron	10,850		666,139
Yamada Denki	168,400		560,515
			13,539,128
Netherlands--3.9%
Aegon	47,942		441,007
Heineken	4,780		333,089
ING Groep	34,010	a	483,373
Koninklijke Philips	32,340		1,137,714
Randstad Holding	5,240		307,509
			2,702,692
Norway--.5%
Norsk Hydro	70,436		351,776
Russia--.5%
Gazprom, ADR	41,990		323,323
Singapore--1.1%
DBS Group Holdings	29,217		376,153
United Overseas Bank	24,000		413,981
			790,134
South Africa--.2%
Murray & Roberts Holdings	46,167	a	107,600
South Korea--2.4%

KB Financial Group, ADR	14,159		497,689
Korea Electric Power	10,450		359,315
Samsung Electronics	390		493,182
Samsung Fire & Marine Insurance	1,554		350,451
			1,700,637
Sweden--2.9%
Electrolux, Ser. B	26,200		571,796
Ericsson, Cl. B	92,720		1,235,322
Svenska Cellulosa, Cl. B	7,470		219,939
			2,027,057
Switzerland--7.0%
Credit Suisse Group	30,200	a	977,933
Holcim	1,520	a	125,857
Novartis	23,389		1,986,554
Roche Holding	4,080		1,226,393
UBS	29,874	a	616,778
			4,933,515
Taiwan--.6%
Advanced Semiconductor Engineering	396,000		437,976
United Kingdom--19.7%
Anglo American	23,282		593,783
ArcelorMittal	29,110		471,594
AZ Electronic Materials	54,580		366,381
Barclays	173,271		675,861
BHP Billiton	23,910		738,041
BP	170,913		1,368,717
esure Group	150,680		703,668
GlaxoSmithKline	33,115		882,166
Home Retail Group	148,244		536,681
HSBC Holdings	147,520		1,493,651
Resolution	61,702		307,653
Royal Bank of Scotland Group	46,170	a	239,838
Royal Dutch Shell, Cl. A	51,144		1,869,468
Serco Group	103,620		727,189
Standard Chartered	51,722		1,081,718
Tesco	145,587		717,515
Unilever	24,649		1,052,749
			13,826,673

Total Common Stocks
(cost $71,438,812)		67,603,684

Preferred Stocks--1.2%
Germany
Volkswagen
(cost $776,514)	3,250	842,063

Other Investment--.9%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $620,000)	620,000 [c]	620,000

Total Investments (cost $72,835,326)	98.5%	69,065,747
Cash and Receivables (Net)	1.5%	1,058,634
Net Assets	100.0%	70,124,381

ADR - American Depository Receipts
ADS - American Depository Shares
GDR - Global Depository Receipts

a	Non-income producing security.
b	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, this security amounted to $599,751 or .9% of net assets.
c	Investment in affiliated money market mutual fund.

At March 31, 2014, net unrealized depreciation on investments was $3,769,579 of which $5,092,673 related to appreciated investment securities and $8,862,252 related to depreciated investment securities. At March 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Financial	26.3
Industrial	12.7
Energy	10.9
Consumer Discretionary	10.6
Health Care	9.5
Consumer Staples	7.7

Materials	7.7
Information Technology	6.7
Utilities	3.2
Telecommunication Services	2.3
Money Market Investment	.9
98.5

†	Based on net assets.

The following is a summary of the inputs used as of March 31, 2014 in valuing the fund's investments:

				Level 3 -
	Level 1 -	Level 2 - Other		Significant
	Unadjusted Quoted	Significant		Unobservable
Assets ($)	Prices	Observable Inputs		Inputs	Total
Investments in Securities:
Equity Securities - Foreign Common Stocks+	3,421,358	64,182,326	++	-	67,603,684
Equity Securities - Foreign Preferred Stocks+	-	842,063	++	-	842,063
Mutual Funds	620,000	-		-	620,000
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts+++	-	814		-	814

+ See Statement of Investments for additional detailed categorizations.
++ Securities classified within Level 2 at period end as the values were determined pursuant to the fund's fair valuation procedures. See note above for additional information.
+++ Amount shown represents unrealized appreciation at period end.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
March 31, 2014 (Unaudited)

	Foreign
Forward Foreign Currency	Currency			Unrealized
Exchange Contracts	Amounts	Cost ($)	Value ($)	Appreciation ($)
Purchases:

British Pound,
Expiring
4/1/2014 a	58,240	96,830	97,094	264

Sales:		Proceeds ($)

Japanese Yen,
Expiring
4/1/2014 b	13,056,188	127,045	126,495	550

				814

Counterparties:

a	JP Morgan Chase Bank
b	Deutsche Bank

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at period end is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, Money Market Portfolio
March 31, 2014 (Unaudited)

Negotiable Bank Certificates of Deposit--3.8%	Principal Amount ($)		Value ($)
Toronto Dominion Bank NY (Yankee)
0.16%, 5/22/14
(cost $5,000,283)	5,000,000		5,000,283
Commercial Paper--40.4%
Bank of Nova Scotia
0.20%, 5/1/14	7,000,000		6,998,833
BNP Paribas Finance Inc.
0.02%, 4/1/14	5,000,000		5,000,000
Credit Agricole NA
0.04%, 4/1/14	5,000,000		5,000,000
General Electric Capital Corp.
0.19%, 6/9/14	5,000,000		4,998,179
National Australia Funding (DE) Inc.
0.20%, 7/14/14	5,000,000	a	4,997,111
Rabobank USA Financial Corp.
0.22%, 4/28/14	6,000,000		5,999,010
Societe Generale N.A. Inc.
0.02%, 4/1/14	5,000,000		5,000,000
State Street Corp.
0.15%, 6/3/14	5,000,000		4,998,688
Sumitomo Mitsui Trust Bank
0.20%, 5/22/14	5,000,000	a	4,998,583
Svenska Handelsbanken Inc.
0.20%, 5/14/14	5,000,000	a	4,998,806
Total Commercial Paper
(cost $52,989,210)			52,989,210
Asset-Backed Commercial Paper--16.0%
Alpine Securitization Corp.
0.17%, 4/22/14	5,000,000	a	4,999,504
Collateralized Commercial Paper Program Co., LLC
0.28%, 5/5/14	5,000,000		4,998,678
Metlife Short Term Funding LLC

0.18%, 4/21/14	6,000,000	a	5,999,400
Victory Receivables Corp.
0.15%, 4/16/14	5,000,000	a	4,999,687
Total Asset-Backed Commercial Paper
(cost $20,997,269)			20,997,269
Time Deposits--3.8%
Australia and New Zealand Banking Group Ltd. (Grand Cayman)
0.03%, 4/1/14
(cost $5,000,000)	5,000,000		5,000,000
U.S. Government Agency--11.4%
Federal Home Loan Bank
0.07%, 4/30/14
(cost $14,999,124)	15,000,000		14,999,124

U.S. Treasury Bill--7.6%
0.09%, 4/17/14
(cost $9,999,622)	10,000,000	9,999,622
Repurchase Agreements--16.8%
ABN AMRO Bank N.V.
0.05%, dated 3/31/14, due 4/1/14 in the amount of
$15,000,021 (fully collateralized by $191,857 U.S.
Treasury Bonds, 8.50%, due 2/15/20, value $263,867,
$274,714 U.S. Treasury Inflation Protected
Securities, 0.13%, due 7/15/22, value $273,919 and
$14,592,124 U.S. Treasury Notes, 0.25%-4.50%, due
1/31/16-2/15/24, value $14,762,214)	15,000,000	15,000,000
Barclays Capital, Inc.
0.06%, dated 3/31/14, due 4/1/14 in the amount of
$7,000,012 (fully collateralized by $4,430 U.S.
Treasury Inflation Protected Securities, 3.63%, due
4/15/28, value $8,835 and $12,589,312 U.S.Treasury
Strips, due 5/15/17-2/15/44, value $7,131,165)	7,000,000	7,000,000
Total Repurchase Agreements
(cost $22,000,000)		22,000,000
Total Investments (cost $130,985,508)	99.8%	130,985,508
Cash and Receivables (Net)	.2%	292,700
Net Assets	100.0%	131,278,208

a Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, these securities amounted to $30,993,091 or 23.6% of net assets.

At March 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

The following is a summary of the inputs used as of March 31, 2014 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	130,985,508
Level 3 - Significant Unobservable Inputs	-
Total	130,985,508

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Board of Trustees.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

The fund may also jointly enter into one or more repurchase agreements with other Dreyfus managed funds in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, Opportunistic Small Cap Portfolio
March 31, 2014 (Unaudited)

Common Stocks--99.5%	Shares		Value ($)
Automobiles & Components--2.3%
Dana Holding	106,900		2,487,563
Winnebago Industries	76,880	[a]	2,105,743
			4,593,306
Banks--16.7%
Columbia Banking System	77,280		2,204,026
CVB Financial	139,070		2,211,213
EverBank Financial	311,080		6,137,608
First Financial Holdings	42,220		2,643,816
IBERIABANK	31,710		2,224,456
Ladder Capital, Cl. A	113,130		2,135,894
Radian Group	193,340		2,905,900
Sandy Spring Bancorp	44,610		1,114,358
SVB Financial Group	47,920	[a]	6,171,138
UMB Financial	83,790		5,421,213
WesBanco	32,880		1,046,570
			34,216,192
Capital Goods--9.0%
Altra Holdings	18,090		645,813
Graco	8,190		612,121
Greenbrier Cos.	25,410	[a]	1,158,696
L.B. Foster, Cl. A	17,330		811,910
Rush Enterprises, Cl. A	56,850	[a]	1,846,488
Thermon Group Holdings	138,670	[a]	3,214,371
Trinity Industries	10,990		792,049
URS	41,220		1,939,813
Watts Water Technologies, Cl. A	71,420		4,191,640

WESCO International	20,200	[a]	1,681,044
Woodward	35,290		1,465,594
			18,359,539
Commercial & Professional Services--7.0%
Herman Miller	153,200		4,922,316
Knoll	66,920		1,217,275
Steelcase, Cl. A	361,210		5,999,698
TrueBlue	71,940	[a]	2,104,964
			14,244,253
Consumer Durables & Apparel--.4%
Brookfield Residential Properties	34,450	[a,b]	722,417
Consumer Services--1.1%
Apollo Education Group	62,540	[a]	2,141,370
Diversified Financials--5.9%
E*TRADE Financial	24,810	[a]	571,126
FXCM, Cl. A	78,000		1,152,060
Greenhill & Co.	70,700	[b]	3,674,986
Nelnet, Cl. A	49,460		2,022,914
Portfolio Recovery Associates	52,860	[a]	3,058,480
Raymond James Financial	26,920		1,505,636
			11,985,202
Energy--5.0%
Comstock Resources	70,450	[b]	1,609,783
CONSOL Energy	51,340		2,051,033
Magnum Hunter Resources	176,310	[a]	1,498,635
PDC Energy	19,330	[a]	1,203,486
Synergy Resources	95,310	[a]	1,024,583
Western Refining	73,130	[b]	2,822,818
			10,210,338
Health Care Equipment & Services--2.0%
Hanger	122,650	[a]	4,130,852
Insurance--.5%

Stewart Information Services	31,240		1,097,461
Materials--7.4%
Allied Nevada Gold	588,390	[a,b]	2,535,961
AuRico Gold	154,050		670,117
Chemtura	219,830	[a]	5,559,501
IAMGOLD	518,020	[a,b]	1,823,430
New Gold	113,400	[a]	553,392
OMNOVA Solutions	305,300	[a]	3,169,014
Royal Gold	12,010		752,066
			15,063,481
Media--1.8%
LIN Media, Cl. A	41,020	[a]	1,087,030
New York Times, Cl. A	150,220		2,571,766
			3,658,796
Pharmaceuticals, Biotech & Life Sciences--8.3%
Cubist Pharmaceuticals	16,330	[a]	1,194,539
Emergent BioSolutions	252,429	[a]	6,378,881
Questcor Pharmaceuticals	96,160	[b]	6,243,669
Salix Pharmaceuticals	11,560	[a]	1,197,732
TherapeuticsMD	320,340	[a,b]	2,021,345
			17,036,166
Retailing--2.9%
Office Depot	1,240,198	[a]	5,122,018
Williams-Sonoma	13,250		882,980
			6,004,998
Semiconductors & Semiconductor Equipment--6.2%
Applied Micro Circuits	438,020	[a]	4,336,398
Lattice Semiconductor	476,200	[a]	3,733,408
Mellanox Technologies	55,280	[a,b]	2,163,106
Microsemi	100,520	[a]	2,516,016
			12,748,928
Software & Services--6.8%

Cardtronics	46,210	[a]	1,795,258
CoreLogic	67,010	[a]	2,012,980
CSG Systems International	146,660		3,819,026
DealerTrack Technologies	51,310	[a]	2,523,939
Heartland Payment Systems	41,500	[b]	1,720,175
WEX	20,690	[a]	1,966,585
			13,837,963
Technology Hardware & Equipment--12.4%
Arrow Electronics	73,470	[a]	4,361,179
Belden	16,190		1,126,824
Ciena	248,770	[a]	5,657,030
Jabil Circuit	185,130		3,332,340
JDS Uniphase	364,370	[a]	5,101,180
Plexus	17,740	[a]	710,842
ScanSource	57,900	[a]	2,360,583
Tech Data	45,130	[a]	2,751,125
			25,401,103
Transportation--3.8%
Con-way	55,640		2,285,691
Landstar System	93,840		5,557,205
			7,842,896
Total Common Stocks
(cost $166,908,469)			203,295,261

Other Investment--.1%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $258,553)	258,553	[c]	258,553
Investment of Cash Collateral for
Securities Loaned--11.5%
Registered Investment Company;

Dreyfus Institutional Cash
Advantage Fund
(cost $23,551,971)	23,551,971 [c]	23,551,971
Total Investments (cost $190,718,993)	111.1%	227,105,785
Liabilities, Less Cash and Receivables	(11.1%)	(22,702,106)
Net Assets	100.0%	204,403,679

a Non-income producing security.
b Security, or portion thereof, on loan. At March 31, 2014, the value of the fund's securities on loan was $23,048,178 and the value of the collateral held by the fund was $23,551,971.
c Investment in affiliated money market mutual fund.

At March 31, 2014, net unrealized appreciation on investments was $36,386,792 of which $38,515,861 related to appreciated investment securities and $2,129,069 related to depreciated investment securities. At March 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Banks	16.7
Technology Hardware & Equipment	12.4
Money Market Investments	11.6
Capital Goods	9.0
Pharmaceuticals, Biotech & Life Sciences	8.3
Materials	7.4
Commercial & Professional Services	7.0
Software & Services	6.8
Semiconductors & Semiconductor Equipment	6.2
Diversified Financials	5.9
Energy	5.0
Transportation	3.8
Retailing	2.9
Automobiles & Components	2.3

Health Care Equipment & Services	2.0
Media	1.8
Consumer Services	1.1
Insurance	.5
Consumer Durables & Apparel	.4
111.1

†	Based on net assets.

The following is a summary of the inputs used as of March 31, 2014 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	199,525,905	-	-	199,525,905
Equity Securities - Foreign Common Stocks+	3,769,356	-	-	3,769,356
Mutual Funds	23,810,524	-	-	23,810,524

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, Quality Bond Portfolio
March 31, 2014 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--122.2%	Rate (%)	Date	Amount ($) [a]		Value ($)
Asset-Backed Ctfs./Auto Receivables--5.1%
AmeriCredit Automobile Receivables
Trust, Ser. 2013-1, Cl. D	2.09	2/8/19	305,000		304,912
AmeriCredit Automobile Receivables
Trust, Ser. 2012-5, Cl. D	2.35	12/10/18	155,000		157,400
AmeriCredit Automobile Receivables
Trust, Ser. 2014-1, Cl. D	2.54	6/8/20	275,000		274,002
AmeriCredit Automobile Receivables
Trust, Ser. 2012-4, Cl. D	2.68	10/9/18	245,000		250,836
AmeriCredit Automobile Receivables
Trust, Ser. 2011-5, Cl. D	5.05	12/8/17	490,000		522,876
Capital Auto Receivables Asset
Trust, Ser. 2013-1, Cl. D	2.19	9/20/21	160,000		158,965
Santander Drive Auto Receivables
Trust, Ser. 2013-1, Cl. D	2.27	1/15/19	210,000		211,114
Santander Drive Auto Receivables
Trust, Ser. 2012-6, Cl. D	2.52	9/17/18	285,000		288,299
Santander Drive Auto Receivables
Trust, Ser. 2013-2, Cl. D	2.57	3/15/19	510,000		517,764
Santander Drive Auto Receivables
Trust, Ser. 2012-5, Cl. C	2.70	8/15/18	440,000		453,152
Santander Drive Auto Receivables
Trust, Ser. 2012-1, Cl. C	3.78	11/15/17	105,000		108,146
Santander Drive Auto Receivables
Trust, Ser. 2011-3, Cl. D	4.23	5/15/17	200,000		209,656
Santander Drive Auto Receivables
Trust, Ser. 2011-4, Cl. D	4.74	9/15/17	235,000		248,477
					3,705,599
Asset-Backed Ctfs./Home Equity Loans--.2%
Citicorp Residential Mortgage
Trust, Ser. 2007-2, Cl. A3	6.08	6/25/37	55,334	b	55,609
First NLC Trust,
Ser. 2005-2, Cl. M1	0.63	9/25/35	125,000	b	117,421
					173,030
Commercial Mortgage Pass-Through Ctfs.--6.1%
Aventura Mall Trust,
Ser. 2013-AVM, Cl. C	3.87	12/5/32	420,000	b,c	424,547

Bear Stearns Commercial Mortgage
Securities Trust,
Ser. 2006-PW12, Cl. AAB	5.87	9/11/38	86,500	b	86,554
Citigroup Commercial Mortgage
Trust, Ser. 2007-C6, Cl. A4	5.89	12/10/49	200,000	b	223,070
Commercial Mortgage Trust,
Ser. 2014-UBS2, Cl. AM	4.20	3/10/47	70,000		71,673
Commercial Mortgage Trust,
Ser. 2014-CR14, Cl. A4	4.24	2/10/47	305,000	b	321,217
Commercial Mortgage Trust,
Ser. 2014-UBS2, Cl. B	4.70	3/10/47	50,000		51,564
Commercial Mortgage Trust,
Ser. 2013-LC13, Cl. C	5.22	8/10/46	130,000	b,c	136,386
Commercial Mortgage Trust,
Ser. 2013-CR11, Cl. B	5.33	10/10/46	525,000	b	566,106
Extended Stay America Trust,
Ser. 2013-ESH7, Cl. C7	3.90	12/5/31	225,000	c	225,306
FREMF Mortgage Trust,
Ser. 2013-K35, Cl. B	3.95	8/25/23	290,000	b,c	282,406
FREMF Mortgage Trust,
Ser. 2014-K37, Cl. B	4.71	1/25/47	145,000	b,c	148,127
Hilton USA Trust,
Ser. 2013-HLT, Cl. CFX	3.71	11/5/30	345,000	c	350,462
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2013-LC11, Cl. C	3.96	4/15/46	165,000	b	158,905
JP Morgan Chase Commerical
Mortgage Securities,
Ser. 2012-LC9, Cl. A3	2.48	12/15/47	155,000		153,389
JPMBB Commercial Mortgage
Securities Trust,
Ser. 2014-C18, Cl. A5	4.08	2/15/47	340,000		351,474
Morgan Stanley Bank of America
Merrill Lynch Trust,
Ser. 2013-C13, Cl. B	4.91	11/15/46	290,000	b	305,555
UBS Commercial Mortgage Trust,
Ser. 2012-C1, Cl. A3	3.40	5/10/45	135,000		135,542
WFRBS Commercial Mortgage Trust,
Ser. 2012-C7, Cl. A2	3.43	6/15/45	280,000		281,961
WFRBS Commercial Mortgage Trust,
Ser. 2011-C5, Cl. A4	3.67	11/15/44	145,000		149,491
WFRBS Commercial Mortgage Trust,
Ser. 2013-C17, Cl. A4	4.02	12/15/46	50,000		51,801
					4,475,536

Consumer Discretionary--2.6%
21st Century Fox America,
Gtd. Notes	4.00	10/1/23	90,000		91,788
Clear Channel Worldwide Holdings,
Gtd. Notes, Ser. B	7.63	3/15/20	85,000		92,225
Comcast,
Gtd. Notes	6.30	11/15/17	85,000		98,872
Cox Communications,
Sr. Unscd. Notes	6.25	6/1/18	205,000	c	233,830
CVS Pass-Through Trust,
Pass Thru Certificates Notes	6.04	12/10/28	268,055		301,838
CVS Pass-Through Trust,
Pass Thru Certificates Notes	8.35	7/10/31	495,155	c	641,150
DISH DBS,
Gtd. Notes	4.25	4/1/18	90,000		94,162
NBCUniversal Media,
Gtd. Notes	5.15	4/30/20	170,000		192,309
Staples,
Sr. Unscd. Notes	2.75	1/12/18	190,000		192,292
					1,938,466
Consumer Staples--2.0%
Altria Group,
Gtd. Notes	4.00	1/31/24	55,000		55,215
Altria Group,
Gtd. Notes	4.75	5/5/21	105,000		114,763
ConAgra Foods,
Sr. Unscd. Notes	4.65	1/25/43	100,000		96,740
Lorillard Tobacco,
Gtd. Notes	3.75	5/20/23	215,000		203,036
Pernod Ricard,
Sr. Unscd. Notes	4.45	1/15/22	255,000	c	267,127
Reynolds American,
Gtd. Notes	4.85	9/15/23	310,000		325,345
Walgreen,
Sr. Unscd. Notes	3.10	9/15/22	165,000		158,807
WM Wrigley Jr.,
Sr. Unscd. Notes	3.38	10/21/20	235,000	c	237,597
					1,458,630
Energy--3.2%
Anadarko Petroleum,
Sr. Unscd. Notes	6.38	9/15/17	165,000		189,043
Energy Transfer Partners,
Sr. Unscd. Notes	4.90	2/1/24	210,000	e	218,976
Energy Transfer Partners,

Sr. Unscd. Notes	5.15	2/1/43	270,000		260,895
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	5.00	3/1/43	210,000		200,692
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	6.85	2/15/20	170,000		199,894
Oasis Petroleum,
Gtd. Notes	6.88	3/15/22	85,000	c	92,437
Pemex Project Funding Master
Trust, Gtd. Bonds	6.63	6/15/35	315,000		351,225
Petrobras Global Finance,
Gtd. Notes	3.11	3/17/20	220,000	b	220,330
Spectra Energy Partners,
Sr. Unscd. Notes	2.95	9/25/18	80,000		81,636
Spectra Energy Partners,
Sr. Unscd. Notes	4.75	3/15/24	70,000		73,903
Unit,
Gtd. Notes	6.63	5/15/21	85,000		90,525
Williams Partners,
Sr. Unscd. Notes	3.35	8/15/22	125,000		119,961
Williams Partners,
Sr. Unscd. Notes	4.50	11/15/23	180,000		184,524
Williams Partners,
Sr. Unscd. Notes	6.30	4/15/40	65,000		74,110
					2,358,151
Financial--13.9%
ABN AMRO Bank,
Sr. Unscd. Notes	2.50	10/30/18	230,000	c	229,827
Ally Financial,
Gtd. Notes	4.63	6/26/15	180,000		186,830
AON,
Gtd. Notes	3.50	9/30/15	240,000		249,243
ARC Properties Operating
Partnership/Clark Acquisition,
Gtd. Notes	3.00	2/6/19	320,000	c	318,899
Bank of America,
Sr. Unscd. Notes	1.28	1/15/19	400,000	b	404,945
Bank of America,
Sr. Unscd. Notes	2.60	1/15/19	135,000		135,684
Bank of America,
Sr. Unscd. Notes	5.63	7/1/20	40,000		45,579
Bank of America,
Sub. Notes	5.70	5/2/17	320,000		356,172
Boston Properties,
Sr. Unscd. Notes	3.70	11/15/18	140,000		148,659

CIT Group,
Sr. Unscd. Notes	5.00	5/15/17	85,000		91,269
Citigroup,
Sr. Unscd. Notes	5.38	8/9/20	210,000		236,609
Citigroup,
Sub. Notes	5.50	9/13/25	255,000		272,206
Citigroup,
Sr. Unscd. Notes	5.88	1/30/42	135,000		155,521
DDR,
Sr. Unscd. Notes	4.75	4/15/18	340,000		368,950
Discover Financial Services,
Sr. Unscd. Notes	5.20	4/27/22	589,000		631,873
ERAC USA Finance,
Gtd. Notes	6.38	10/15/17	120,000	c	138,249
Ford Motor Credit,
Sr. Unscd. Notes, Ser. 1	1.06	3/12/19	590,000	b	590,717
Ford Motor Credit,
Sr. Unscd. Notes	5.00	5/15/18	295,000		325,905
General Electric Capital,
Sr. Unscd. Notes	0.75	1/14/19	360,000	b	360,762
Genworth Holdings,
Gtd. Notes	4.80	2/15/24	235,000		244,944
Genworth Holdings,
Gtd. Notes	7.20	2/15/21	85,000		101,944
Genworth Holdings,
Gtd. Notes	7.70	6/15/20	110,000		134,364
Goldman Sachs Group,
Sr. Unscd. Notes	1.34	11/15/18	385,000	b	388,896
Goldman Sachs Group,
Sr. Unscd. Notes	1.83	11/29/23	375,000	b	384,231
Goldman Sachs Group,
Sr. Unscd. Notes	5.75	1/24/22	160,000		181,717
Health Care REIT,
Sr. Unscd. Notes	5.13	3/15/43	280,000		287,816
HSBC Holdings,
Sr. Unscd. Notes	4.00	3/30/22	335,000		348,500
International Lease Finance,
Sr. Unscd. Notes	5.75	5/15/16	225,000		242,579
JPMorgan Chase & Co.,
Sr. Unscd. Notes	4.35	8/15/21	150,000		161,039
Liberty Mutual Group,
Gtd. Notes	6.50	5/1/42	105,000	c	124,840
Morgan Stanley,
Sr. Unscd. Notes	3.75	2/25/23	65,000		64,709

Morgan Stanley,
Sr. Unscd. Notes		5.50	7/28/21	240,000		271,583
Pacific LifeCorp,
Sr. Unscd. Notes		5.13	1/30/43	360,000	c	356,970
Prudential Financial,
Jr. Sub. Notes		5.88	9/15/42	240,000	b	251,700
Regency Centers,
Gtd. Notes		5.25	8/1/15	66,000		69,649
Regency Centers,
Gtd. Notes		5.88	6/15/17	120,000		134,484
Royal Bank of Scotland,
Sub. Notes		9.50	3/16/22	445,000	b	522,713
Royal Bank of Scotland Group,
Sr. Unscd. Notes		2.55	9/18/15	270,000		275,825
Royal Bank of Scotland Group,
Sub. Notes		6.00	12/19/23	120,000		123,325
WEA Finance,
Gtd. Notes		7.13	4/15/18	190,000	c	226,034
						10,145,761
Foreign/Governmental--4.3%
Comision Federal de Electricidad,
Sr. Unscd. Notes		4.88	1/15/24	310,000	c	315,425
Ecopetrol,
Sr. Unscd. Notes		5.88	9/18/23	345,000		377,775
Gazprom,
Sr. Unscd. Notes		4.95	7/19/22	400,000	c	377,000
Korea Finance,
Sr. Unscd. Notes		2.25	8/7/17	500,000		509,821
Petroleos Mexicanos,
Gtd. Notes		4.88	1/24/22	200,000		209,500
Portuguese Government,
Sr. Unscd. Notes	EUR	4.75	6/14/19	282,000	c	422,291
Province of Quebec Canada,
Sr. Unscd. Notes		4.60	5/26/15	305,000		319,855
Russian Government,
Sr. Unscd. Bonds		3.50	1/16/19	600,000	c,e	597,000
						3,128,667
Health Care--1.0%
Biomet,
Gtd. Notes		6.50	8/1/20	85,000		91,970
CHS/Community Health System,
Sr. Scd. Notes		5.13	8/1/21	25,000	c	25,750
CHS/Community Health System,
Gtd. Notes		6.88	2/1/22	25,000	c	26,250

Mylan,
Sr. Unscd. Notes	5.40	11/29/43	170,000		177,128
Tenet Healthcare,
Sr. Scd. Notes	6.00	10/1/20	85,000	c	91,109
WellPoint,
Sr. Unscd. Notes	1.25	9/10/15	310,000		312,187
					724,394
Industrial--.6%
Bombardier,
Sr. Unscd. Notes	7.75	3/15/20	80,000	c	90,000
Waste Management,
Gtd. Notes	7.38	5/15/29	200,000		254,911
West,
Gtd. Notes	7.88	1/15/19	85,000		91,588
					436,499
Information Technology--.1%
Hewlett-Packard,
Sr. Unscd. Notes	4.30	6/1/21	85,000		89,000
Materials--2.3%
ArcelorMittal,
Sr. Unscd. Notes	4.25	3/1/16	180,000	b	187,650
Freeport-McMoRan Copper & Gold,
Gtd. Notes	5.45	3/15/43	190,000		187,513
Holcim US Finance,
Gtd. Notes	5.15	9/12/23	200,000	c	214,085
INEOS Finance,
Sr. Scd. Notes	7.50	5/1/20	85,000	c	93,606
LYB International Finance,
Gtd. Notes	4.00	7/15/23	295,000		301,435
Mosaic,
Sr. Unscd. Notes	4.25	11/15/23	235,000		241,546
Vale Overseas,
Gtd. Notes	4.38	1/11/22	235,000		234,490
Vale,
Sr. Unscd. Notes	5.63	9/11/42	220,000	e	206,891
					1,667,216
Municipal Bonds--2.1%
California,
GO (Build America Bonds)	7.30	10/1/39	340,000		455,352
Chicago,
GO (Project and Refunding
Series)	6.31	1/1/44	65,000		66,574
Illinois,
GO (Pension Funding Series)	5.10	6/1/33	355,000		350,715

New York City,
GO (Build America Bonds)	5.99	12/1/36	200,000		234,856
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue	5.25	7/1/42	80,000		53,548
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue	5.75	7/1/37	190,000		136,929
Puerto Rico Electric Power
Authority, Power Revenue	5.00	7/1/29	80,000		50,373
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/40	210,000		125,962
Puerto Rico Electric Power
Authority, Power Revenue	5.75	7/1/36	135,000		84,066
					1,558,375
Residential Mortgage Pass-Through Ctfs.--.2%
Credit Suisse First Boston
Mortgage Securities,
Ser. 2005-6, Cl. 1A2	0.42	7/25/35	145,187	b	142,049
Telecommunications--3.6%
AT&T,
Sr. Unscd. Notes	1.14	11/27/18	310,000	b	314,876
Digicel,
Sr. Unscd. Notes	6.00	4/15/21	200,000	c	205,000
Intelsat Jackson Holdings,
Gtd. Notes	7.25	4/1/19	85,000		91,800
Rogers Communications,
Gtd. Notes	4.10	10/1/23	185,000	e	189,992
SBA Tower Trust,
Mortgage Bonds	3.60	4/15/43	425,000	c	416,755
Telecom Italia Capital,
Gtd. Notes	7.20	7/18/36	425,000		434,563
Telefonica Emisiones,
Gtd. Notes	7.05	6/20/36	150,000		182,663
T-Mobile USA,
Gtd. Notes	6.13	1/15/22	90,000		94,613
Verizon Communications,
Sr. Unscd. Notes	6.55	9/15/43	410,000		500,748
Virgin Media Secured Finance,
Sr. Scd. Notes	5.25	1/15/21	200,000		208,000
					2,639,010
U.S. Government Agencies/Mortgage-Backed--25.7%
Federal Home Loan Mortgage Corp.:
4.00%			2,135,000	d,f	2,215,479
5.50%, 5/1/40			30,050	d	33,101
Federal National Mortgage Association:

3.00%			1,390,000	d,f	1,342,001
3.50%			3,800,000	d,f	3,823,750
4.00%			3,650,000	d,f	3,814,683
4.50%			3,200,000	d,f	3,407,432
5.00%			1,030,000	d,f	1,122,067
5.00%, 3/1/21 - 11/1/21			288,765	d	311,476
5.50%, 2/1/34 - 7/1/40			364,563	d	405,908
6.00%, 2/1/39			28,780	d	32,093
7.00%, 6/1/29 - 9/1/29			21,539	d	23,063
Government National Mortgage Association I:
5.50%, 4/15/33			534,264		594,483
Government National Mortgage Association II:
4.50%			1,555,000	f	1,676,727
7.00%, 9/20/28 - 7/20/29			6,705		7,892
					18,810,155
U.S. Government Securities--45.2%
U.S. Treasury Bonds;
3.75%, 11/15/43			1,895,000		1,962,214
U.S. Treasury Inflation Protected Securities;
Notes, 0.13%, 4/15/18			3,647,539	g	3,733,599
U.S. Treasury Notes:
0.13%, 12/31/14			12,710,000		12,713,966
0.25%, 5/31/14			2,940,000		2,941,091
0.25%, 12/31/15			3,800,000	e	3,795,174
1.25%, 4/15/14			6,930,000		6,933,112
1.88%, 4/30/14			985,000		986,462
					33,065,618
Utilities--4.0%
AES,
Sr. Unscd. Notes	8.00	6/1/20	80,000		94,800
Consolidated Edison of New York,
Sr. Unscd. Debs., Ser. 06-D	5.30	12/1/16	400,000		443,171
Electricite de France,
Sub. Notes	5.25	1/29/49	400,000	b,c	401,600
Enel Finance International,
Gtd. Notes	6.80	9/15/37	310,000	c	352,439
Exelon Generation,
Sr. Unscd. Notes	6.25	10/1/39	185,000		204,959
Nevada Power,
Mortgage Notes, Ser. R	6.75	7/1/37	265,000		348,948
Nisource Finance,
Gtd. Notes	4.45	12/1/21	245,000		256,339
Nisource Finance,
Gtd. Notes	5.65	2/1/45	320,000		345,376

Sempra Energy,
Sr. Unscd. Notes	6.50	6/1/16	295,000		328,552
Sierra Pacific Power,
Mortgage Notes, Ser. P	6.75	7/1/37	130,000		170,060
					2,946,244
Total Bonds and Notes
(cost $87,862,759)					89,462,400
			Principal
Short-Term Investments--.2%			Amount ($)		Value ($)
U.S. Treasury Bills;
0.07%, 6/12/14
(cost $129,981)			130,000	[h]	129,996

Other Investment--.7%			Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $551,704)			551,704	[i]	551,704
Investment of Cash Collateral for
Securities Loaned--1.4%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $1,042,750)			1,042,750	[i]	1,042,750
Total Investments (cost $89,587,194)			124.5%		91,186,850
Liabilities, Less Cash and Receivables			(24.5%)		(17,955,204)
Net Assets			100.0%		73,231,646

GO--General Obligation
REIT--Real Estate Investment Trust

a Principal amount stated in U.S. Dollars unless otherwise noted.
EUR--Euro
b Variable rate security--interest rate subject to periodic change.
c Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, these securities were valued at $8,062,504 or 11.0% of net assets.
d The Federal Housing Finance Agency ("FHFA") placed the Federal Home Loan Mortgage Corporation and Federal National
Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
e Security, or portion thereof, on loan. At March 31, 2014, the value of the fund's securities on loan was $3,754,627 and the value of the collateral held by the fund was $3,846,887, consisting of cash collateral of $1,042,750 and
U.S. Government and Agency securities valued at $2,804,137.
f Purchased on a forward commitment basis.

g	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
h	Held by or on behalf of a counterparty for open financial futures contracts.
i	Investment in affiliated money market mutual fund.

At March 31, 2014, net unrealized appreciation on investments was $1,599,656 of which $1,805,288 related to appreciated investment and $205,632 related to depreciated investment securities. At March 31, 2014, the cost of investments for federal Income tax purposes substantially the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Government & Agencies/Mortgage-Backed	70.9
Corporate Bonds	33.3
Commercial Mortgge-Backed	6.1
Asset-Backed	5.3
Foreign/Governmental	4.3
Short-Term/Money Market Investments	2.3
Municipal Bonds	2.1
Residential Mortgage-Backed	.2
124.5

† Based on net assets.

The following is a summary of the inputs used as of March 31, 2014 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Asset-Backed	-	3,878,629	-	3,878,629
Commercial Mortgage-Backed	-	4,475,536	-	4,475,536
Corporate Bonds+	-	24,403,371	-	24,403,371
Foreign Government	-	3,128,667	-	3,128,667
Municipal Bonds	-	1,558,375	-	1,558,375
Mutual Funds	1,594,454	-	-	1,594,454
Residential Mortgage-Backed	-	142,049	-	142,049
U.S. Government Agencies/Mortgage-Backed	-	18,810,155	-	18,810,155
U.S. Treasury	-	33,195,614	-	33,195,614
Other Financial Instruments:
Financial Futures++	31,222	-	-	31,222
Forward Foreign Currency Exchange Contracts++	-	417	-	417

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation at period end.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
March 31, 2014 (Unaudited)

	Foreign
Forward Foreign Currency	Currency			Unrealized
Exchange Contracts	Amounts	Proceeds ($)	Value ($)	Appreciation ($)
Sales;

Euro,
Expiring
4/30/2014 a	270,000	372,358	371,941	417

Counterparty:
a Deutsche Bank

STATEMENT OF FINANCIAL FUTURES
March 31, 2014 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 3/31/2014	($)
Financial Futures Short
Euro-BobI	2	(345,434)	June 2014	136
U.S. Treasury 5 Year Notes	1	(118,953)	June 2014	422
U.S. Treasury 10 Year Notes	25	(3,087,500)	June 2014	30,664
				31,222

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).

Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board of Trustees.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at period end is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future.

With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Variable Investment Fund

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	May 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	May 22, 2014

By: /s/ James Windels
James Windels Treasurer
Date:	May 22, 2014

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)